Reporting Segments (Tables)	6 Months Ended
Jun. 30, 2021
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Schedule of Group Operates in Two Main Geographic Areas

The information on interest income and interest expenses for the six-month periods ended June 30, 2021 and 2020, of our reporting segments is presented below:

	2021			2020
	Chile	Colombia	Total	Chile	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interest income	568,455	181,230	749,685	601,024	254,306	855,330
Interest expense	(212,810)	(59,779)	(272,589)	(288,047)	(113,763)	(401,810)
Net interest income	355,645	121,451	477,096	312,977	140,543	453,520

Schedule of Assets and Liabilities

Segment information on assets and liabilities is presented for the as of June 30, 2021 and December 31, 2020.

Note 3 - Reporting Segments, continued

b.1) Assets and Liabilities

		As of June 30, 2021
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
Cash and deposits in banks		2,469,761	406,181	2,875,942
Cash items in process of collection		442,141	521	442,662
Financial instruments at fair value through profit or loss		88,859	212,380	301,239
Financial instruments at fair value through other comprehensive income	6	3,402,139	512,059	3,914,198
Loans and accounts receivable at amortized cost and interbank loans		18,029,772	4,044,859	22,074,631
Investment in associates	7	8,218	—	8,218
Financial instruments at amortized cost	6	7	173,220	173,227
Investments under resale agreements		116,606	6,392	122,998
Financial derivative contracts	4	2,495,053	93,050	2,588,103
Intangible assets (*)		668,836	34,103	702,939
Property, plant, and equipment		49,396	23,435	72,831
Right of use assets under lease agreements		108,394	20,371	128,765
Current taxes		73,929	26,194	100,123
Deferred taxes		221,294	52,295	273,589
Other assets		430,411	67,688	498,099
Other non-current assets held for sale		12,237	2,906	15,143
TOTAL ASSETS		28,617,053	5,675,654	34,292,707

		As of June 30, 2021
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
LIABILITIES
Deposits and other demand liabilities		4,566,185	1,984,472	6,550,657
Cash in process of being cleared		420,259	—	420,259
Obligations under repurchase agreements		142,737	340,504	483,241
Time deposits and other time liabilities		8,920,893	1,348,932	10,269,825
Financial derivative contracts	4	2,301,356	76,565	2,377,921
Interbank borrowings		3,976,708	476,980	4,453,688
Debt instruments issued		5,588,827	746,698	6,335,525
Other financial liabilities		29,163	—	29,163
Lease contracts liabilities		111,549	22,045	133,594
Current taxes		219	125	344
Deferred taxes		—	102	102
Provisions		107,675	68,104	175,779
Other liabilities		605,233	79,361	684,594
Liabilities directly associated with non-current assets held for sale		—	—	—
TOTAL LIABILITIES		26,770,804	5,143,888	31,914,692

(*)    This includes goodwill generated in business combination between Itaú Chile and Corpbanca totaling MCh$492,512 as of June 30, 2021.

Note 3 - Reporting Segments, continued

		As of December 31, 2020
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
Cash and deposits in banks		2,761,202	327,870	3,089,072
Cash items in process of collection		173,099	93	173,192
Financial instruments at fair value through profit or loss		145,671	437,039	582,710
Financial instruments at fair value through other comprehensive income	6	3,353,241	617,658	3,970,899
Loans and accounts receivable at amortized cost and interbank loans		17,503,371	4,079,858	21,583,229
Investment in associates	7	7,149	—	7,149
Financial instruments at amortized cost	6	7,202	104,340	111,542
Investments under resale agreements		84,173	21,407	105,580
Financial derivative contracts	4	3,817,286	165,517	3,982,803
Intangible assets (*)		682,695	35,988	718,683
Property, plant, and equipment		56,756	23,859	80,615
Right of use assets under lease agreements		117,513	28,495	146,008
Current taxes		44,976	19,723	64,699
Deferred taxes		264,668	47,888	312,556
Other assets		453,702	88,931	542,633
Other non-current assets held for sale		10,818	4,260	15,078
TOTAL ASSETS		29,483,522	6,002,926	35,486,448

		As of December 31, 2020
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
LIABILITIES
Deposits and other demand liabilities		3,939,501	2,257,905	6,197,406
Cash in process of being cleared		154,231	1	154,232
Obligations under repurchase agreements		399,593	239,258	638,851
Time deposits and other time liabilities		9,984,010	1,449,054	11,433,064
Financial derivative contracts	4	3,494,611	178,980	3,673,591
Interbank borrowings		3,393,160	405,818	3,798,978
Debt instruments issued		5,472,392	732,464	6,204,856
Other financial liabilities		13,123	—	13,123
Lease contracts liabilities		125,265	26,620	151,885
Current taxes		596	1,170	1,766
Deferred taxes		—	237	237
Provisions		33,310	101,780	135,090
Other liabilities		619,955	80,079	700,034
Liabilities directly associated with non-current assets held for sale		—	—	—
TOTAL LIABILITIES		27,629,747	5,473,366	33,103,113

(*)    This includes goodwill generated in business combination between Itaú Chile and Corpbanca totaling MCh$492,512 as of December 31, 2020.

Schedule of Income

	For the six-month periods ended June 30,
	2021			2020
	Chile	Colombia	Total	Chile	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Net interest income	355,645	121,451	477,096	312,977	140,543	453,520
Net fee and commission income	59,741	12,763	72,504	58,728	14,854	73,582
Net income from financial operations	(2,816)	37,636	34,820	93,385	110,788	204,173
Net foreign exchange gain (loss)	55,163	(18,778)	36,385	4,912	(92,508)	(87,596)
Other operating income	9,284	9,867	19,151	12,664	14,228	26,892
Provision for loan losses	(41,178)	(47,405)	(88,583)	(208,219)	(85,780)	(293,999)
NET OPERATING PROFIT	435,839	115,534	551,373	274,447	102,125	376,572
Depreciation and amortization	(40,668)	(8,534)	(49,202)	(43,265)	(20,304)	(63,569)
Operating expenses (*) (**)	(204,696)	(84,887)	(289,583)	(602,385)	(449,198)	(1,051,583)
OPERATING INCOME (LOSS)	190,475	22,113	212,588	(371,203)	(367,377)	(738,580)
Income from investment in associates	(2,380)	1,258	(1,122)	370	—	370
Income taxes	(35,021)	(8,266)	(43,287)	(33,416)	39,423	6,007
CONSOLIDATED INCOME (LOSS) FOR THE PERIOD	153,074	15,105	168,179	(404,249)	(327,954)	(732,203)

(*)   Includes personnel salaries and expenses, administrative expenses, impairment, and other operating expenses

(**) The six month period ended 30, 2020, includes the recognition of an impairment loss of MCh$765,736. The impairment is broken down into MCh$651,825 corresponding to the impairment on Goodwill, MCh$412,356 and MCh$239,469 of CGUs of Chile and Colombia, respectively, and MCh$113,911 corresponding to the intangibles generated in the business combination of the CGU Colombia (see Note 15).